united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22599

American Real Estate Income Fund

(Exact name of Registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

John H. Grady, President

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

American Real Estate Income Fund
Schedule of Investments (Unaudited)
June 30, 2015

Shares		Value
	COMMON STOCK - 43.7%
	DIVERSIFIED FINANCIAL SERVICES - 7.8%
14,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	$ 280,700
9,500	NorthStar Realty Finance Corp.	151,050
		431,750
	REITS - APARTMENTS - 3.9%
650	Camden Property Trust	48,282
2,400	Equity Residential	168,408
		216,690
	REITS - HEALTHCARE - 0.8%
1,800	Healthcare Trust of America, Inc.	43,110

	REITS - HOTELS - 3.0%
2,300	Chesapeake Lodging Trust	70,104
3,200	RLJ Lodging Trust	95,296
		165,400
	REITS - MORTGAGE - 10.6%
15,300	Apollo Commercial Real Estate Finance, Inc.	251,379
3,300	Blackstone Mortgage Trust, Inc.	91,806
11,100	Starwood Property Trust, Inc.	239,427
		582,612
	REITS - OFFICE PROPERTY - 5.9%
1,175	Alexandria Real Estate Equities, Inc.	102,766
1,470	Boston Properties, Inc.	177,929
1,900	Corporate Office Properties Trust	44,726
		325,421
	REITS - REGIONAL MALLS - 3.0%
950	Simon Property Group, Inc.	164,369

	REITS - SHOPPING CENTERS - 1.0%
2,310	Equity One, Inc.	53,915

	REITS - STORAGE - 0.4%
1,120	CubeSmart	25,939

	REITS - TRIPLE NET - 0.8%
755	WP Carey, Inc.	44,500

	REITS - WAREHOUSE/INDUSTRIAL - 6.5%
3,450	DCT Industrial Trust, Inc.	108,468
7,200	Duke Realty Corp.	133,704
3,600	Liberty Property Trust	115,992
		358,164

	TOTAL COMMON STOCK (Cost - $2,444,954)	2,411,870

	PUBLIC NON-TRADED BUSINESS DEVELOPMENT CORPORATION - 4.0%
21,401	Business Development Corp. of America + # *	223,000
	TOTAL PUBLIC NON-TRADED BUSINESS DEVELOPMENT CORPORATION (Cost - $223,000)

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 49.3%
13,910	ARC Global Trust II + # *	323,400
12,787	ARC Hospitality Trust, Inc. + # *	297,300
5,785	American Realty Capital NYCREIT, Inc. + # *	134,500
9,806	ARC Realty Finance Trust, Inc. + # *	228,000
35,173	Carter Validus MC REIT II Class A + #	327,112
18,645	Cole Office & Industrial REIT, Inc. + #	173,400
21,683	KBS REIT III, Inc. + #	213,147
27,312	NorthStar Health Care Income, Inc. + #	254,000
35,161	NorthStar Real Estate Income II, Inc. + #	327,000
16,789	Steadfast Apartment REIT + #	234,200
22,366	Strategic Storage Trust II, Inc. + #	208,000
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (Cost - $2,717,500)	2,720,059

	SHORT-TERM INVESTMENTS - 3.1%
171,586	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $171,586)	171,586

	TOTAL INVESTMENTS - 100.1% (Cost - $5,557,040) (a)	$ 5,526,515
	OTHER ASSETS LESS LIABILITIES - (0.1) %	(7,867)
	NET ASSETS - 100.0%	$ 5,518,648

REIT - Real Estate Investment Trust
^ Rate shown represents the rate at June 30, 2015, is subject to change and resets daily.
+ Illiquid security. Total illiquid securities represent 53.33% of net assets as of June 30, 2015.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $2,943,059 or 53.33% of net assets.
* Investments in Public Non-Traded Real Estate Investment Trusts and Business Development Companies which are sponsored, organized or managed by AR Capital, LLC, an affiliate of the Sub-Adviser.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $5,557,040 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 106,379
	Unrealized depreciation:	(136,904)
	Net unrealized depreciation:	$ (30,525)

American Real Estate Income Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2015

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s fair value team using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV and those differences could be material.

The Fund invests in some securities which are not traded and the fair value team has established a methodology for fair value of each type of security. Generally, REITs are publicly registered but not traded. When the REIT is in the public offering period, the Fund values the REIT at cost. The Fund generally purchases REITs at net asset value (“NAV”) or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should a REIT be unable to raise sufficient capital and execute its business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments, including non-publicly traded business development companies, held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted for depreciation in the case of hard assets. The Valuation Committee will meet frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of June 30, 2015:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,411,870	$ -	$ -	$ 2,411,870
Public Non-Traded Business Development Company	-	-	223,000	223,000
Public Non-Traded Real Estate Investment Trust	-	-	2,720,059	2,720,059
Short-Term Investments	171,586	-	-	171,586
Total Assets	$ 2,583,456	$ -	$ 2,943,059	$ 5,526,515

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
*See Schedule of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Public Non-Traded
		Business Development	Public Non-Traded
		Company	REIT
Beginning Balance		$ 153,000	$ 1,991,500
Total realized gain/(loss)		-	-
Appreciation/(depreciation)		-	2,559
Cost of Purchases		70,000	726,000
Proceeds from Sales & Return of Capital		-	-
Accrued Interest		-	-
Net transfers in/out of Level 3		-	-
Ending Balance		$ 223,000	$ 2,720,059

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are set forth below.

Investment Type	Fair Value	Techniques	Unobservable Input
Public Non-Traded Business
Development Company	$ 223,000	Cost	N/A
Public Non-Traded REITs	$ 2,720,059	Cost	N/A

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Real Estate Income Fund

By

/s/ John H. Grady

John H. Grady, President

Date: 08/31/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

John H. Grady, President

Date: 08/31/15

By

/s/ Gerard Scarpati

Gerard Scarpati, Chief Financial Officer

Date: 08/31/15